Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Table of Other Assets

	December 31, 2023	December 31, 2022
Prepayments	12,331,086	11,108,553
Advances to personnel	8,507,271	4,974,194
Tax advances	7,549,348	7,929,208
Advances to suppliers of goods	6,602,413	2,805,346
Other miscellaneous assets	1,148,750	1,552,687
Foreclosed assets	79,042	82,024
Others	7,873,767	833,964

TOTAL	44,091,677	29,285,976